Average Annual Total Returns{- Fidelity® Equity Dividend Income Fund} - 11.30 Fidelity Equity Dividend Income Fund - Retail PRO-07 - Fidelity® Equity Dividend Income Fund	Fidelity Equity Dividend Income Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Equity Dividend Income Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Equity Dividend Income Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Equity Dividend Income Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Equity Dividend Income Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Equity Dividend Income Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Equity Dividend Income Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Equity Dividend Income Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Equity Dividend Income Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	RS008 Past 1 year	RS008 Past 5 years	RS008 Past 10 years	MS735 Past 1 year	MS735 Past 5 years	MS735 Past 10 years
Total	22.20%	10.29%	11.78%	18.29%	7.83%	10.05%	14.43%	7.56%	9.33%	25.37%	11.00%	12.89%	24.83%	11.57%	12.92%